(7) Short Term Loans and Short Term Convertible Notes (Details Narrative) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Debt Disclosure [Abstract]
Number of common stock issued, value	$ 0	$ 20,000	$ 0	$ 20,000
Interest paid	0	$ 0	0	0
Short term debt	13,500		$ 8,500	$ 13,500
Accrued interest	$ 11,989
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001